EQUITY - Ordinary Shares (Details) $ / shares in Units, $ in Thousands	May 20, 2022 USD ($) shares	Apr. 28, 2022 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) Vote $ / shares shares	Apr. 25, 2024	Dec. 31, 2023 USD ($) $ / shares shares
EQUITY
Number of shares authorized			400,000,000		400,000,000
Par value per share | $ / shares			$ 0.0001		$ 0.0001
Number of shares issued			31,857,802		29,184,475
Number of shares outstanding			31,826,549		29,149,444
Number of votes per share | Vote			1
Dividends declared | $			$ 0		$ 0
ADS
EQUITY
Entity Listing, Depository Receipt Ratio			1	1
ADS | IPO [Member]
EQUITY
Number of shares issued		6,000,000
Offering price | $ / shares		$ 6
Entity Listing, Depository Receipt Ratio		1
Gross proceeds from issuance | $		$ 36,000
Net proceeds from issuance | $		$ 33,705
ADS | Over-Allotment Option [Member]
EQUITY
Number of shares issued	772,091
Net proceeds from issuance | $	$ 4,285
Employee Stock Option
EQUITY
Shares reserved for future transfer for employees exercise share options			31,253		35,031